DERIVATIVE FINANCIAL INSTRUMENTS AND FINANCIAL INSTRUMENTS RELATED TO CREDIT (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Credit Default Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,375
Before 1 year	541
From 1 to 3 years	1,234
From 3 to 5 years	1,184
Over 5 years	416
Fair value		(119)	(103)
Total Return Swap [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	424
Before 1 year	416
From 1 to 3 years	0
From 3 to 5 years	8
Over 5 years	0
Fair value		(8)	0
Derivative [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)
External Credit Rating, Investment Grade [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)
Total By Risk [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)
Private Entities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)
Total By Entity [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Maximum potential of future payments, gross	3,799
Before 1 year	957
From 1 to 3 years	1,234
From 3 to 5 years	1,192
Over 5 years	416
Fair value		(127)	(103)